Fair Value	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value

Note 4: Fair Value

The Company uses fair value measurements to record fair value of certain assets and liabilities and to estimate fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, such as insurance policy liabilities other than deposit-type contracts, are excluded from the fair value disclosure requirements. The Company uses fair value measurements obtained using observable inputs or internally determined estimates to estimate fair value.

Valuation Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value of assets and liabilities into three broad levels. The Company has categorized its financial instruments, based on the degree of subjectivity inherent in the valuation technique, as follows:

●	Level 1: Inputs are directly observable and represent quoted prices for identical assets or liabilities in active markets the Company has the ability to access at the measurement date.
●	Level 2: All significant inputs are observable, either directly or indirectly, other than quoted prices included in Level 1, for the asset or liability. This includes: (i) quoted prices for similar instruments in active markets, (ii) quoted prices for identical or similar instruments in markets that are not active, (iii) inputs other than quoted prices that are observable for the instruments and (iv) inputs that are derived principally from or corroborated by observable market data by correlation or other means.
●	Level 3: One or more significant inputs are unobservable and reflect the Company’s estimates of the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.

For purposes of determining the fair value of the Company’s assets and liabilities, observable inputs are those inputs used by market participants in valuing financial instruments, which are developed based on market data obtained from independent sources. In the absence of sufficient observable inputs, unobservable inputs, reflecting the Company’s estimates of the assumptions market participants would use in valuing financial assets and liabilities, are developed based on the best information available in the circumstances. The Company uses prices and inputs that are current as of the measurement date. In some instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The hierarchy requires the use of market observable information when available for measuring fair value. The availability of observable inputs varies by investment. In situations where the fair value is based on inputs that are unobservable in the market or on inputs from inactive markets, the determination of fair value requires more judgment and is subject to the risk of variability. The degree of judgment exercised by the Company in determining fair value is typically greatest for investments categorized in Level 3. Transfers in and out of level categorizations are reported as having occurred at the end of the quarter in which the transfer occurred. Therefore, for all transfers into Level 3, all realized gains and losses and all changes in unrealized gains and losses in the applicable quarter are not reflected in the Level 3 rollforward table.

Valuation Process

The Company is responsible for the determination of fair value and the supporting assumptions and methodologies. The Company gains assurance on the overall reasonableness and consistent application of valuation methodologies and inputs and compliance with accounting standards through the execution of various processes and controls designed to provide assurance that assets and liabilities are appropriately valued.

The Company has policies and guidelines that require the establishment of valuation methodologies and consistent application of such methodologies. These policies and guidelines govern the use of inputs and price source hierarchies and provide controls around the valuation processes. These controls include appropriate review and analysis of prices against market activity or indicators of reasonableness, approval of price source changes, price overrides, methodology changes and classification of fair value hierarchy levels. The valuation policies and guidelines are reviewed and updated as appropriate.

For fair values received from third parties or internally estimated, the Company’s processes are designed to provide assurance that the valuation methodologies and inputs are appropriate and consistently applied, the assumptions are reasonable and consistent with the objective of determining fair value, and the fair values are appropriately recorded. The Company performs procedures to understand and assess the methodologies, processes and controls of valuation service providers. In addition, the Company may validate the reasonableness of fair values by comparing information obtained from valuation service providers or brokers to other third-party valuation sources for selected securities. When using internal valuation models, these models are developed by the Company’s investment group using established methodologies. The models, including key assumptions, are reviewed with various investment sector professionals, accounting, operations, compliance, and risk management professionals. In addition, when fair value estimates involve a high degree of subjectivity, the Company validates them through reviews by members of management who have relevant expertise and who are independent of those charged with executing investment transactions.

Transfers Between Levels

There were no transfers between levels during the three months ended March 31, 2021 and 2020.

Determination of Fair Values

The following table summarizes the Company’s assets and liabilities that are measured at fair value as of March 31, 2021.

Assets, at Fair Value	Level 1	Level 2	Level 3	Total

Cash equivalents	$36,688	$-	$-	$36,688
Separate account assets	-	249,095	-	249,095

Total assets at fair value	$36,688	$249,095	$-	$285,783

Liabilities, at Fair Value	Level 1	Level 2	Level 3	Total

Separate account liabilities	$-	$249,095	$-	$249,095

Total liabilities at fair value	$-	$249,095	$-	$249,095

The following table summarizes the Company’s assets and liabilities that are measured at fair value as of December 31, 2020.

Assets, at Fair Value	Level 1	Level 2	Level 3	Total

Cash equivalents	$24,336	$-	$-	$24,336
Separate account assets	-	230,314	-	230,314

Total assets at fair value	$24,336	$230,314	$-	$254,650

Liabilities, at Fair Value	Level 1	Level 2	Level 3	Total

Separate account liabilities	$-	$230,314	$-	$230,314

Total liabilities at fair value	$-	$230,314	$-	$230,314

Fair Value Measurement of Financial Instruments

Accounting standards require disclosure of fair value information about certain on and off-balance sheet financial instruments for which it is practicable to estimate that value.

The following table summarizes the carrying amounts and fair values of the Company’s financial instruments for which it is practicable to estimate fair value by fair value measurement level at March 31, 2021:

	Carrying
	Amount	Fair Value	Level 1	Level 2	Level 3
Financial instruments recorded as assets:
Bonds and notes	$29,016	$30,111	$-	$29,113	$998
Cash equivalents¹	36,688	36,688	36,688	-	-
Separate account assets	249,095	249,095	-	249,095	-
Financial instruments recorded as liabilities:
Separate account liabilities	249,095	249,095	-	249,095	-

[1] Excludes cash of $8,225 that is not subject to fair value accounting.

The following table summarizes the carrying amounts and fair values of the Company’s financial instruments for which it is practical to estimate by fair value measurement level at December 31, 2020:

	Carrying
	Amount	Fair Value	Level 1	Level 2	Level 3

Financial instruments recorded as assets:
Bonds and notes	$30,309	$33,449	$-	$32,459	$990
Cash equivalents[1]	24,336	24,336	24,336	-	-
Separate account assets	230,314	230,314	-	230,314	-
Financial instruments recorded as liabilities:
Separate account liabilities	230,314	230,314	-	230,314	-

[1] Excludes cash of $2,074 that is not subject to fair value accounting.

The carrying amount for cash approximates fair value due to the short-term nature and has been excluded from the fair value tables above.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments by fair value hierarchy level:

Level 1 Measurements

Cash equivalents: Consists of money market mutual funds reported as cash and cash equivalents. Their valuation is based on the closing price as of the unaudited condensed statements of admitted assets, liabilities and capital and surplus date.

Level 2 Measurements

Bonds and notes: Valuation is principally based on observable inputs including quoted prices for similar assets in markets that are active and observable market data.

Separate account assets and liabilities: Separate account assets are investments in mutual funds and unit investment trusts in which the contract holder could redeem its investment at net asset value per share at the measurement date with the investee; and bonds and notes where valuation is principally based on observable inputs including quoted prices for similar assets in markets that are active and observable market data; and options where valuation is based primarily on quoted interest rates, derivative markets, market-implied volatility and other observable inputs regularly used by industry participants in over-the-counter derivatives markets. Separate account liabilities represent the account value owed to the customer; the fair value is determined by reference to the fair value of the related separate account assets.

Level 3 Measurements

Bonds and notes: Valuation is principally based on unobservable inputs that are significant including estimated prices for similar assets in markets that may not be active. When available, market indices and observable inputs, along with analytical modeling are used.

Note 4: Fair Value

The Company uses fair value measurements to record fair value of certain assets and liabilities and to estimate fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, such as insurance policy liabilities other than deposit-type contracts, are excluded from the fair value disclosure requirements. The Company uses fair value measurements obtained using observable inputs or internally determined estimates to estimate fair value.

Valuation Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value of assets and liabilities into three broad levels. The Company has categorized its financial instruments, based on the degree of subjectivity inherent in the valuation technique, as follows:

●	Level 1: Inputs are directly observable and represent quoted prices for identical assets or liabilities in active markets the Company has the ability to access at the measurement date.
●	Level 2: All significant inputs are observable, either directly or indirectly, other than quoted prices included in Level 1, for the asset or liability. This includes: (i) quoted prices for similar instruments in active markets, (ii) quoted prices for identical or similar instruments in markets that are not active, (iii) inputs other than quoted prices that are observable for the instruments and (iv) inputs that are derived principally from or corroborated by observable market data by correlation or other means.
●	Level 3: One or more significant inputs are unobservable and reflect the Company’s estimates of the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk.

For purposes of determining the fair value of the Company’s assets and liabilities, observable inputs are those inputs used by market participants in valuing financial instruments, which are developed based on market data obtained from independent sources. In the absence of sufficient observable inputs, unobservable inputs, reflecting the Company’s estimates of the assumptions market participants would use in valuing financial assets and liabilities, are developed based on the best information available in the circumstances. The Company uses prices and inputs that are current as of the measurement date. In some instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The hierarchy requires the use of market observable information when available for measuring fair value. The availability of observable inputs varies by investment. In situations where the fair value is based on inputs that are unobservable in the market or on inputs from inactive markets, the determination of fair value requires more judgment and is subject to the risk of variability. The degree of judgment exercised by the Company in determining fair value is typically greatest for investments categorized in Level 3. Transfers in and out of level categorizations are reported as having occurred at the end of the quarter in which the transfer occurred. Therefore, for all transfers into Level 3, all realized gains and losses and all changes in unrealized gains and losses in the fourth quarter are not reflected in the Level 3 rollforward table.

Valuation Process

The Company is responsible for the determination of fair value and the supporting assumptions and methodologies. The Company gains assurance on the overall reasonableness and consistent application of valuation methodologies and inputs and compliance with accounting standards through the execution of various processes and controls designed to provide assurance that assets and liabilities are appropriately valued.

The Company has policies and guidelines that require the establishment of valuation methodologies and consistent application of such methodologies. These policies and guidelines govern the use of inputs and price source hierarchies and provide controls around the valuation processes. These controls include appropriate review and analysis of prices against market activity or indicators of reasonableness, approval of price source changes, price overrides, methodology changes and classification of fair value hierarchy levels. The valuation policies and guidelines are reviewed and updated as appropriate.

For fair values received from third parties or internally estimated, the Company’s processes are designed to provide assurance that the valuation methodologies and inputs are appropriate and consistently applied, the assumptions are reasonable and consistent with the objective of determining fair value, and the fair values are appropriately recorded. The Company performs procedures to understand and assess the methodologies, process and controls of valuation service providers. In addition, the Company may validate the reasonableness of fair values by comparing information obtained from valuation service providers or brokers to other third-party valuation sources for selected securities. When using internal valuation models, these models are developed by the Company’s investment group using established methodologies. The models, including key assumptions, are reviewed with various investment sector professionals, accounting, operations, compliance, and risk management professionals. In addition, when fair value estimates involve a high degree of subjectivity, the Company validates them through reviews by members of management who have relevant expertise and who are independent of those charged with executing investment transactions.

Transfers Between Levels

There were no transfers between levels during the years ended December 31, 2020 and 2019.

Determination of Fair Values

The following table summarizes the Company’s assets and liabilities that are measured at fair value as of December 31, 2020.

Assets, at Fair Value	Level 1	Level 2	Level 3	Total

Cash equivalents	$24,336	$-	$-	$24,336
Separate account assets	-	230,314	-	230,314
Total assets at fair value	$24,336	$230,314	$-	$254,650

Liabilities, at Fair Value	Level 1	Level 2	Level 3	Total

Separate account liabilities	$-	$230,314	$-	$230,314
Total liabilities at fair value	$-	$230,314	$-	$230,314

The following table summarizes the Company’s assets and liabilities that are measured at fair value as of December 31, 2019.

Assets, at Fair Value	Level 1	Level 2	Level 3	Total

Cash equivalents	$28,122	$-	$-	$28,122
Separate account assets	-	169,654	-	169,654
Total assets at fair value	$28,122	$169,654	$-	$197,776

Liabilities, at Fair Value	Level 1	Level 2	Level 3	Total

Separate account liabilities	$-	$169,654	$-	$169,654
Total liabilities at fair value	$-	$169,654	$-	$169,654

Fair Value Measurement of Financial Instruments

Accounting standards require disclosure of fair value information about certain on and off-balance sheet financial instruments for which it is practicable to estimate that value.

The following table summarizes the carrying amounts and fair values of the Company’s financial instruments for which it is practicable to estimate fair value by fair value measurement level at December 31, 2020:

	Carrying
	Amount	Fair Value	Level 1	Level 2	Level 3
Financial instruments recorded as assets:
Bonds and notes	$30,309	$33,449	$-	$32,459	$990
Cash equivalents¹	24,336	24,336	24,336	-	-
Separate account assets	230,314	230,314	-	230,314	-
Financial instruments recorded as liabilities:
Separate account liabilities	230,314	230,314	-	230,314	-

[1]	Excludes cash of $2,074 that is not subject to fair value accounting.

The following table summarizes the carrying amounts and fair values of the Company’s financial instruments for which it is practical to estimate by fair value measurement level at December 31, 2019:

	Carrying
	Amount	Fair Value	Level 1	Level 2	Level 3
Financial instruments recorded as assets:
Bonds and notes	$34,412	$35,745	$-	$35,745	$-
Cash equivalents[1]	28,122	28,122	28,122	-	-
Separate account assets	169,654	169,654	-	169,654	-
Financial instruments recorded as liabilities:
Separate account liabilities	169,654	169,654	-	169,654	-
[1]	Excludes cash of $915 that is not subject to fair value accounting.

The carrying amount for cash approximates fair value due to the short-term nature and has been excluded from the fair value tables above.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments by fair value hierarchy level:

Level 1 Measurements

Cash equivalents: Consists of money market mutual funds reported as cash and cash equivalents. Their valuation is based on the closing price as of the balance sheet date.

Level 2 Measurements

Bonds and notes: Valuation is principally based on observable inputs including quoted prices for similar assets in markets that are active and observable market data.

Separate account assets and liabilities: Separate account assets are investments in mutual funds and unit investment trusts in which the contract holder could redeem its investment at net asset value per share at the measurement date with the investee; and bonds and notes where valuation is principally based on observable inputs including quoted prices for similar assets in markets that are active and observable market data; and options where valuation is based primarily on quoted interest rates, derivative markets, market-implied volatility and other observable inputs regularly used by industry participants in over-the-counter derivatives markets. Separate account liabilities represent the account value owed to the customer; the fair value is determined by reference to the fair value of the related separate account assets.

Level 3 Measurements

Bonds and notes: Valuation is principally based on unobservable inputs that are significant including estimated prices for similar assets in markets that may not be active. When available, market indices and observable inputs, along with analytical modeling are used.